EMPLOYEE BENEFIT PLANS - Vallon - 10-K	9 Months Ended
Sep. 30, 2023
Vallon Pharmaceuticals, Inc.
Defined Benefit Plan Disclosure [Line Items]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS
The Company maintains a tax-qualified SIMPLE IRA retirement plan which covers all employees. Pursuant to the SIMPLE IRA program, employees are eligible to contribute to an individual SIMPLE IRA account on a tax-deferred basis. The Company makes matching contributions to the employee’s SIMPLE IRA account in an amount up to 3% of the employee’s base salary (subject to applicable IRS compensation limits). Expenses related to Company contributions were $21 and $24 for the years ended December 31, 2022 and 2021, respectively.